Investment Objectives and Goals	Oct. 31, 2025
Mast HedgeIndex Corporate Arbitrage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Mast HedgeIndex Corporate Arbitrage ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Mast HedgeIndex Corporate Arbitrage ETF seeks long-term capital appreciation.
Mast HedgeIndex Managed Futures Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Mast HedgeIndex Managed Futures Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Mast HedgeIndex Managed Futures Strategy ETF (the “Fund”) seeks to achieve positive absolute returns that have a low correlation to the returns of broad stock and bond markets.
Mast HedgeIndex Adaptive Equities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Mast HedgeIndex Adaptive Equities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Mast HedgeIndex Adaptive Equities ETF (the “Fund”) seeks long-term capital appreciation.
Mast HedgeIndex Strategic Commodities ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section — Mast HedgeIndex Strategic Commodities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Mast HedgeIndex Strategic Commodities ETF (the “Fund”) seeks to outperform the Bloomberg Commodity Index.